UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2024

Item 1. Reports to Stockholders.

(a)

Redwood AlphaFactor Tactical International Fund

Class I (RWIIX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Redwood AlphaFactor Tactical International Fund for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.20%

How did the Fund perform during the reporting period?

During the Redwood AlphaFactor® Tactical International Fund’s (the “Fund”) During the fiscal year, international equity markets experienced a significant upswing as Central Banks around the world initiated rate cuts materialized, boosting investor confidence and propelling global stock indices to new highs. This resurgence was supported by favorable economic indicators and policy shifts across various regions. However, concerns about potential recessions and geopolitical tensions, such as trade disputes and regional conflicts, introduced caution among investors, leading to increased market volatility. Despite these challenges, the overall trend remained positive, reflecting a renewed appetite for risk in the international equity landscape.

The Fund posted a gain of 16.80% (Source: Ultimus), underperforming its benchmark, the MSCI All Country World ex-US Index** (MSCI ACWI ex-US), which returned 24.33% (Source: Ultimus). Following our quantitative risk-managed process, the broad rally in international equities resulted in the Fund remaining fully exposed to international equities for the entire period. An additional positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX). The Fund will continue to implement its disciplined quantitative stock selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Redwood AlphaFactor Tactical International Fund
MSCI ACWI ex USA Index
$15,000
$10,000
$5,000
$0
$13,440
$13,275
Nov-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Redwood AlphaFactor Tactical International Fund	MSCI ACWI ex USA Index
Nov-2017	$10,000	$10,000
Oct-2018	$9,842	$9,120
Oct-2019	$9,880	$10,147
Oct-2020	$10,006	$9,882
Oct-2021	$12,555	$12,814
Oct-2022	$10,848	$9,645
Oct-2023	$11,366	$10,809
Oct-2024	$13,275	$13,440

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood AlphaFactor Tactical International Fund	16.80%	6.08%	4.13%
MSCI ACWI ex USA Index	24.33%	5.78%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$197,273,788
Number of Portfolio Holdings	75
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,513,131
Portfolio Turnover	49%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	15.3%
Common Stocks	84.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 14.1%
Real Estate 12.1%
Technology 10.4%
Industrials 8.0%
Communications 8.0%
Financials 7.9%
Energy 7.0%
Consumer Staples 5.4%
Materials 4.0%
Health Care 2.0%
Other Assets in Excess of Liabilities 21.1%

Value	Value
Other Assets in Excess of Liabilities	21.1%
Health Care	2.0%
Materials	4.0%
Consumer Staples	5.4%
Energy	7.0%
Financials	7.9%
Communications	8.0%
Industrials	8.0%
Technology	10.4%
Real Estate	12.1%
Consumer Discretionary	14.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Redwood Real Estate Income Fund, Class I	12.1%
Evergreen Marine Corp Taiwan Ltd.	2.0%
Asustek Computer, Inc.	1.7%
Quanta Computer Inc	1.5%
Uni-President Enterprises Corporation	1.4%
Singapore Exchange Ltd.	1.3%
Novatek Microelectronics Corporation	1.3%
Seres Group Company Ltd.	1.1%
United Tractors Tbk P.T.	1.0%
Shell plc	1.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Redwood AlphaFactor Tactical International Fund

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.redwoodmutualfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RWIIX

Redwood AlphaFactor Tactical International Fund

Class N (RWINX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Redwood AlphaFactor Tactical International Fund for the period of November 1, 2023 to December 31, 2024. You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$157	1.45%

How did the Fund perform during the reporting period?

During the Redwood AlphaFactor® Tactical International Fund’s (the “Fund”) During the fiscal year, international equity markets experienced a significant upswing as Central Banks around the world initiated rate cuts materialized, boosting investor confidence and propelling global stock indices to new highs. This resurgence was supported by favorable economic indicators and policy shifts across various regions. However, concerns about potential recessions and geopolitical tensions, such as trade disputes and regional conflicts, introduced caution among investors, leading to increased market volatility. Despite these challenges, the overall trend remained positive, reflecting a renewed appetite for risk in the international equity landscape.

The Fund posted a gain of 16.80% (Source: Ultimus), underperforming its benchmark, the MSCI All Country World ex-US Index** (MSCI ACWI ex-US), which returned 24.33% (Source: Ultimus). Following our quantitative risk-managed process, the broad rally in international equities resulted in the Fund remaining fully exposed to international equities for the entire period. An additional positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX). The Fund will continue to implement its disciplined quantitative stock selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Redwood AlphaFactor Tactical International Fund
MSCI ACWI ex USA Index
$15,000
$10,000
$5,000
$0
$13,440
$12,693
Nov-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Redwood AlphaFactor Tactical International Fund	MSCI ACWI ex USA Index
Nov-2017	$10,000	$10,000
Oct-2018	$9,821	$9,120
Oct-2019	$9,839	$10,147
Oct-2020	$9,939	$9,882
Oct-2021	$12,171	$12,814
Oct-2022	$10,380	$9,645
Oct-2023	$10,867	$10,809
Oct-2024	$12,693	$13,440

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood AlphaFactor Tactical International Fund	16.80%	5.23%	3.47%
MSCI ACWI ex USA Index	24.33%	5.78%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$197,273,788
Number of Portfolio Holdings	75
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,513,131
Portfolio Turnover	49%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	15.3%
Common Stocks	84.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	21.1%
Health Care	2.0%
Materials	4.0%
Consumer Staples	5.4%
Energy	7.0%
Financials	7.9%
Communications	8.0%
Industrials	8.0%
Technology	10.4%
Real Estate	12.1%
Consumer Discretionary	14.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Redwood Real Estate Income Fund, Class I	12.1%
Evergreen Marine Corp Taiwan Ltd.	2.0%
Asustek Computer, Inc.	1.7%
Quanta Computer Inc	1.5%
Uni-President Enterprises Corporation	1.4%
Singapore Exchange Ltd.	1.3%
Novatek Microelectronics Corporation	1.3%
Seres Group Company Ltd.	1.1%
United Tractors Tbk P.T.	1.0%
Shell plc	1.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Redwood AlphaFactor Tactical International Fund

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.redwoodmutualfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RWINX

Redwood Managed Municipal Income Fund

Class I (RWMIX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Redwood Managed Municipal Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.00%

How did the Fund perform during the reporting period?

During the Redwood Managed Municipal Income Fund’s (the “Fund”) fiscal year, bond markets faced a complex environment as the Federal Reserve’s anticipated rate cuts materialized, directly impacting the demand for fixed-income securities. U.S. Treasury fell overall driven by resilient economic data and tempered expectations for further cuts. Both investment-grade and high-yield municipal bonds performed strongly.

The Fund's Class I shares returned 9.55% (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund began the period in a defensive position. This approach caused the Fund to miss a significant rally in high-yield municipal bonds early in the period. However, the Fund subsequently shifted back into a risk position, gaining exposure to high-yield municipal bonds, which accounted for the majority of its total return. Another notable contributor to the Fund’s performance was the addition of the Redwood Real Estate Income Fund (ticker: CREMX), an affiliated short-duration private debt fund. The Fund performed in line with its benchmark, the Bloomberg Municipal Bond Index, which returned 9.70% (Source: Ultimus). Although the Fund was not fully exposed to high-yield municipal bonds for the entire period, their outperformance relative to investment-grade municipal bonds significantly supported the Fund’s overall return.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Redwood Managed Municipal Income Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$11,979
$11,971
Mar-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Redwood Managed Municipal Income Fund	Bloomberg Municipal Bond Index
Mar-2017	$10,000	$10,000
Oct-2017	$10,487	$10,443
Oct-2018	$10,658	$10,389
Oct-2019	$11,684	$11,368
Oct-2020	$11,351	$11,776
Oct-2021	$12,293	$12,087
Oct-2022	$11,019	$10,639
Oct-2023	$10,927	$10,920
Oct-2024	$11,971	$11,979

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 9, 2017)
Redwood Managed Municipal Income Fund	9.55%	0.49%	2.38%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$135,643,524
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$764,611
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	13.5%
Money Market Funds	86.5%
Open End Funds	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
84.7%
Real Estate
13.2%
Other Assets in Excess of Liabilities
2.1%

Value	Value
Other Assets in Excess of Liabilities	2.1%
Real Estate	13.2%
Money Market Funds	84.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	28.3%
JPMorgan Municipal Money Market Fund, Agency Class	28.2%
JPMorgan Tax Free Money Market Fund, Agency Class	28.2%
Redwood Real Estate Income Fund, Class I	13.2%
MainStay MacKay High Yield Municipal Bond Fund, Class I	0.0%
BlackRock High Yield Municipal Fund, Institutional Class	0.0%
Northern High Yield Municipal Fund, USD Class	0.0%
American Century High-Yield Municipal Fund, Class I	0.0%
Western Asset Municipal High Income Fund, Class I	0.0%
Pioneer High Income Municipal Fund, Class Y	0.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Redwood Managed Municipal Income Fund

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.redwoodmutualfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RWMIX

Redwood Managed Volatility Fund

Class I (RWDIX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$173	1.63%

How did the Fund perform during the reporting period?

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal year, bond markets faced a complex environment as the Federal Reserve’s anticipated rate cuts materialized, directly impacting the demand for fixed-income securities. U.S. Treasury fell overall driven by resilient economic data and tempered expectations for further cuts. Corporate bonds performed strongly, with investment-grade spreads tightening to 36 basis points and high-yield spreads narrowing to their lowest point since 2021.

The Fund's Class I shares, Class N shares and Class Y shares returned 11.94%, 11.57% and 12.05%, respectively (Source: Ultimus). Following our quantitative risk-managed process, the Fund followed the trend of high-yield corporates higher, and as a result remained in risk assets for the entire duration. This resulted in the Fund being exposed to risk assets for the entirety of the period. The Fund derived its total return primarily from high-yield corporate bond mutual funds as well as from derivative products, such as CDX, tied to U.S. corporate high-yield bond exposure. A positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX). These exposures resulted in the fund outperforming in comparison to its benchmark, the BofA 3-5 Year Treasury Index which returned 6.84% (Source: Ultimus).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Redwood Managed Volatility Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US Treasuries 3-5 Yr Index (USD)
$15,000
$10,000
$5,000
$0
$11,593
$11,380
$11,287
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Redwood Managed Volatility Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US Treasuries 3-5 Yr Index (USD)
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,661	$10,196	$10,229
Oct-2016	$10,600	$10,641	$10,473
Oct-2017	$11,261	$10,737	$10,449
Oct-2018	$11,188	$10,517	$10,322
Oct-2019	$11,758	$11,727	$11,129
Oct-2020	$11,448	$12,453	$11,753
Oct-2021	$11,841	$12,393	$11,574
Oct-2022	$10,313	$10,450	$10,470
Oct-2023	$10,083	$10,487	$10,651
Oct-2024	$11,287	$11,593	$11,380

Average Annual Total Returns

	1 Year	5 Years	10 Years
Redwood Managed Volatility Fund	11.94%	-0.81%	1.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US Treasuries 3-5 Yr Index (USD)	6.84%	0.45%	1.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$148,532,214
Number of Portfolio Holdings	139
Advisory Fee	$1,839,299
Portfolio Turnover	43%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	9.6%
Corporate Bonds	18.1%
Exchange-Traded Funds	2.6%
Open End Funds	69.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income 71.2%
Real Estate 10.2%
Communications 3.7%
Energy 2.9%
Health Care 2.2%
Consumer Discretionary 2.0%
Consumer Staples 1.5%
Materials 1.4%
Technology 1.2%
Industrials 1.1%
Utilities 0.9%
Financials 0.2%
Other Assets in Excess of Liabilities 1.3%

Value	Value
Other Assets in Excess of Liabilities	1.3%
Financials	0.2%
Utilities	0.9%
Industrials	1.1%
Technology	1.2%
Materials	1.4%
Consumer Staples	1.5%
Consumer Discretionary	2.0%
Health Care	2.2%
Energy	2.9%
Communications	3.7%
Real Estate	10.2%
Fixed Income	71.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard High-Yield Corporate Fund, Admiral Class	21.9%
American High-Income Trust, Class F-3	13.9%
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	13.7%
Redwood Real Estate Income Fund, Class I	9.5%
Lord Abbett High Yield Fund, Class I	6.9%
Principal High Income Fund	6.8%
MainStay MacKay High Yield Corporate Bond Fund, Class I	5.4%
VanEck Fallen Angel High Yield Bond ETF	1.4%
SPDR Portfolio High Yield Bond ETF	1.2%
Transocean, Inc.	0.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Redwood Managed Volatility Fund

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.redwoodmutualfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RWDIX

Redwood Managed Volatility Fund

Class N (RWDNX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$200	1.89%

How did the Fund perform during the reporting period?

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal year, bond markets faced a complex environment as the Federal Reserve’s anticipated rate cuts materialized, directly impacting the demand for fixed-income securities. U.S. Treasury fell overall driven by resilient economic data and tempered expectations for further cuts. Corporate bonds performed strongly, with investment-grade spreads tightening to 36 basis points and high-yield spreads narrowing to their lowest point since 2021.

The Fund's Class I shares, Class N shares and Class Y shares returned 11.94%, 11.57% and 12.05%, respectively (Source: Ultimus). Following our quantitative risk-managed process, the Fund followed the trend of high-yield corporates higher, and as a result remained in risk assets for the entire duration. This resulted in the Fund being exposed to risk assets for the entirety of the period. The Fund derived its total return primarily from high-yield corporate bond mutual funds as well as from derivative products, such as CDX, tied to U.S. corporate high-yield bond exposure. A positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX). These exposures resulted in the fund outperforming in comparison to its benchmark, the BofA 3-5 Year Treasury Index which returned 6.84% (Source: Ultimus).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Redwood Managed Volatility Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US Treasuries 3-5 Yr Index (USD)
$15,000
$10,000
$5,000
$0
$11,593
$11,380
$11,004
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Redwood Managed Volatility Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US Treasuries 3-5 Yr Index (USD)
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,631	$10,196	$10,229
Oct-2016	$10,547	$10,641	$10,473
Oct-2017	$11,179	$10,737	$10,449
Oct-2018	$11,070	$10,517	$10,322
Oct-2019	$11,615	$11,727	$11,129
Oct-2020	$11,278	$12,453	$11,753
Oct-2021	$11,630	$12,393	$11,574
Oct-2022	$10,109	$10,450	$10,470
Oct-2023	$9,864	$10,487	$10,651
Oct-2024	$11,004	$11,593	$11,380

Average Annual Total Returns

	1 Year	5 Years	10 Years
Redwood Managed Volatility Fund	11.57%	-1.07%	0.96%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US Treasuries 3-5 Yr Index (USD)	6.84%	0.45%	1.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$148,532,214
Number of Portfolio Holdings	139
Advisory Fee	$1,839,299
Portfolio Turnover	43%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	9.6%
Corporate Bonds	18.1%
Exchange-Traded Funds	2.6%
Open End Funds	69.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Financials	0.2%
Utilities	0.9%
Industrials	1.1%
Technology	1.2%
Materials	1.4%
Consumer Staples	1.5%
Consumer Discretionary	2.0%
Health Care	2.2%
Energy	2.9%
Communications	3.7%
Real Estate	10.2%
Fixed Income	71.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard High-Yield Corporate Fund, Admiral Class	21.9%
American High-Income Trust, Class F-3	13.9%
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	13.7%
Redwood Real Estate Income Fund, Class I	9.5%
Lord Abbett High Yield Fund, Class I	6.9%
Principal High Income Fund	6.8%
MainStay MacKay High Yield Corporate Bond Fund, Class I	5.4%
VanEck Fallen Angel High Yield Bond ETF	1.4%
SPDR Portfolio High Yield Bond ETF	1.2%
Transocean, Inc.	0.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Redwood Managed Volatility Fund

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.redwoodmutualfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RWDNX

Redwood Managed Volatility Fund

Class Y (RWDYX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$178	1.68%

How did the Fund perform during the reporting period?

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal year, bond markets faced a complex environment as the Federal Reserve’s anticipated rate cuts materialized, directly impacting the demand for fixed-income securities. U.S. Treasury fell overall driven by resilient economic data and tempered expectations for further cuts. Corporate bonds performed strongly, with investment-grade spreads tightening to 36 basis points and high-yield spreads narrowing to their lowest point since 2021.

The Fund's Class I shares, Class N shares and Class Y shares returned 11.94%, 11.57% and 12.05%, respectively (Source: Ultimus). Following our quantitative risk-managed process, the Fund followed the trend of high-yield corporates higher, and as a result remained in risk assets for the entire duration. This resulted in the Fund being exposed to risk assets for the entirety of the period. The Fund derived its total return primarily from high-yield corporate bond mutual funds as well as from derivative products, such as CDX, tied to U.S. corporate high-yield bond exposure. A positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX). These exposures resulted in the fund outperforming in comparison to its benchmark, the BofA 3-5 Year Treasury Index which returned 6.84% (Source: Ultimus).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Redwood Managed Volatility Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA US Treasuries 3-5 Yr Index (USD)
$15,000
$10,000
$5,000
$0
$11,593
$11,402
$11,380
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Redwood Managed Volatility Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA US Treasuries 3-5 Yr Index (USD)
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,675	$10,196	$10,229
Oct-2016	$10,625	$10,641	$10,473
Oct-2017	$11,284	$10,737	$10,449
Oct-2018	$11,211	$10,517	$10,322
Oct-2019	$11,810	$11,727	$11,129
Oct-2020	$11,509	$12,453	$11,753
Oct-2021	$11,916	$12,393	$11,574
Oct-2022	$10,396	$10,450	$10,470
Oct-2023	$10,176	$10,487	$10,651
Oct-2024	$11,402	$11,593	$11,380

Average Annual Total Returns

	1 Year	5 Years	10 Years
Redwood Managed Volatility Fund	12.05%	-0.70%	1.32%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US Treasuries 3-5 Yr Index (USD)	6.84%	0.45%	1.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$148,532,214
Number of Portfolio Holdings	139
Advisory Fee	$1,839,299
Portfolio Turnover	43%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	9.6%
Corporate Bonds	18.1%
Exchange-Traded Funds	2.6%
Open End Funds	69.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Financials	0.2%
Utilities	0.9%
Industrials	1.1%
Technology	1.2%
Materials	1.4%
Consumer Staples	1.5%
Consumer Discretionary	2.0%
Health Care	2.2%
Energy	2.9%
Communications	3.7%
Real Estate	10.2%
Fixed Income	71.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard High-Yield Corporate Fund, Admiral Class	21.9%
American High-Income Trust, Class F-3	13.9%
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	13.7%
Redwood Real Estate Income Fund, Class I	9.5%
Lord Abbett High Yield Fund, Class I	6.9%
Principal High Income Fund	6.8%
MainStay MacKay High Yield Corporate Bond Fund, Class I	5.4%
VanEck Fallen Angel High Yield Bond ETF	1.4%
SPDR Portfolio High Yield Bond ETF	1.2%
Transocean, Inc.	0.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Redwood Managed Volatility Fund

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.redwoodmutualfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RWDYX

Redwood Systematic Macro Trend Fund

Class I (RWSIX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$141	1.29%

How did the Fund perform during the reporting period?

During the Redwood Systematic Macro Trend (“SMarT”) Fund’s (the “Fund”) fiscal year, risk markets extended their upward trajectory as the long-anticipated Federal Reserve rate cuts materialized, reigniting investor risk appetite and driving equity markets to all-time highs. Although favorable economic indicators and policy shifts helped buoy markets, concerns about potential recessions and geopolitical tensions introduced caution among investors.

The Fund's Class I shares and Class N shares posted gains of 19.28% and 19.39%, respectively (Source: Ultimus). In response to the strong uptrend in equity markets, our quantitative risk-managed process strategically positioned the Fund to remain fully invested in risk assets throughout the period, capitalizing on favorable market conditions. The Fund derived its total return from a combination of exposures including U.S. equity, convertible bonds, preferred stock, high yield corporate bonds, domestic small-cap, and international small-cap stock. These exposures underperformed the large-cap equities that encompass the S&P 500 TR Index. A positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX). The Fund will continue to implement its disciplined quantitative security selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Redwood Systematic Macro Trend Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Equal Weight Index
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,930
$20,954
$17,581
$10,783
Nov-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Redwood Systematic Macro Trend Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Equal Weight Index	S&P 500® Index
Nov-2017	$10,000	$10,000	$10,000	$10,000
Oct-2018	$9,873	$9,782	$10,459	$10,714
Oct-2019	$10,284	$10,908	$11,802	$12,249
Oct-2020	$11,236	$11,583	$11,872	$13,439
Oct-2021	$15,369	$11,527	$17,722	$19,206
Oct-2022	$14,555	$9,719	$15,975	$16,400
Oct-2023	$14,740	$9,754	$15,860	$18,063
Oct-2024	$17,581	$10,783	$20,954	$24,930

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood Systematic Macro Trend Fund	19.28%	11.32%	8.40%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.08%
S&P 500® Equal Weight Index	32.12%	12.17%	11.16%
S&P 500® Index	38.02%	15.27%	13.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$245,552,617
Number of Portfolio Holdings	59
Advisory Fee	$2,151,417
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	11.8%
Common Stocks	37.7%
Exchange-Traded Funds	49.3%
Money Market Funds	1.1%
Open End Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
47.9%
Real Estate
14.6%
Technology
4.4%
Health Care
3.9%
Energy
3.8%
Communications
3.8%
Utilities
3.7%
Materials
3.7%
Consumer Staples
3.6%
Consumer Discretionary
3.6%
Industrials
3.1%
Money Market Funds
1.1%
Fixed Income
1.0%
Financials
0.8%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Financials	0.8%
Fixed Income	1.0%
Money Market Funds	1.1%
Industrials	3.1%
Consumer Discretionary	3.6%
Consumer Staples	3.6%
Materials	3.7%
Utilities	3.7%
Communications	3.8%
Energy	3.8%
Health Care	3.9%
Technology	4.4%
Real Estate	14.6%
Equity	47.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	41.1%
Redwood Real Estate Income Fund, Class I	11.6%
Schwab International Small-Cap Equity ETF	3.4%
Vanguard FTSE All World ex-US Small-Cap ETF	3.4%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.1%
iShares 20+ Year Treasury Bond ETF	1.0%
Snap-on, Inc.	0.8%
Tapestry, Inc.	0.8%
International Paper Company	0.8%
Williams Companies, Inc. (The)	0.8%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Redwood Systematic Macro Trend Fund

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.redwoodmutualfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RWSIX

Redwood Systematic Macro Trend Fund

Class N (RWSNX )

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$169	1.54%

How did the Fund perform during the reporting period?

During the Redwood Systematic Macro Trend (“SMarT”) Fund’s (the “Fund”) fiscal year, risk markets extended their upward trajectory as the long-anticipated Federal Reserve rate cuts materialized, reigniting investor risk appetite and driving equity markets to all-time highs. Although favorable economic indicators and policy shifts helped buoy markets, concerns about potential recessions and geopolitical tensions introduced caution among investors.

The Fund's Class I shares and Class N shares posted gains of 19.28% and 19.39%, respectively (Source: Ultimus). In response to the strong uptrend in equity markets, our quantitative risk-managed process strategically positioned the Fund to remain fully invested in risk assets throughout the period, capitalizing on favorable market conditions. The Fund derived its total return from a combination of exposures including U.S. equity, convertible bonds, preferred stock, high yield corporate bonds, domestic small-cap, and international small-cap stock. These exposures underperformed the large-cap equities that encompass the S&P 500 TR Index. A positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX). The Fund will continue to implement its disciplined quantitative security selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Redwood Systematic Macro Trend Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Equal Weight Index
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,930
$20,954
$17,353
$10,783
Nov-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Redwood Systematic Macro Trend Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Equal Weight Index	S&P 500® Index
Nov-2017	$10,000	$10,000	$10,000	$10,000
Oct-2018	$9,848	$9,782	$10,459	$10,714
Oct-2019	$10,232	$10,908	$11,802	$12,249
Oct-2020	$11,159	$11,583	$11,872	$13,439
Oct-2021	$15,237	$11,527	$17,722	$19,206
Oct-2022	$14,386	$9,719	$15,975	$16,400
Oct-2023	$14,535	$9,754	$15,860	$18,063
Oct-2024	$17,353	$10,783	$20,954	$24,930

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood Systematic Macro Trend Fund	19.39%	11.14%	8.20%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.08%
S&P 500® Equal Weight Index	32.12%	12.17%	11.16%
S&P 500® Index	38.02%	15.27%	13.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$245,552,617
Number of Portfolio Holdings	59
Advisory Fee	$2,151,417
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	11.8%
Common Stocks	37.7%
Exchange-Traded Funds	49.3%
Money Market Funds	1.1%
Open End Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Financials	0.8%
Fixed Income	1.0%
Money Market Funds	1.1%
Industrials	3.1%
Consumer Discretionary	3.6%
Consumer Staples	3.6%
Materials	3.7%
Utilities	3.7%
Communications	3.8%
Energy	3.8%
Health Care	3.9%
Technology	4.4%
Real Estate	14.6%
Equity	47.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	41.1%
Redwood Real Estate Income Fund, Class I	11.6%
Schwab International Small-Cap Equity ETF	3.4%
Vanguard FTSE All World ex-US Small-Cap ETF	3.4%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.1%
iShares 20+ Year Treasury Bond ETF	1.0%
Snap-on, Inc.	0.8%
Tapestry, Inc.	0.8%
International Paper Company	0.8%
Williams Companies, Inc. (The)	0.8%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Redwood Systematic Macro Trend Fund

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.redwoodmutualfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RWSNX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gerstan and Mr. Neil M. Kaufman are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2023	2024
Redwood Managed Volatility Fund	$17,000	$19,050
Redwood Managed Municipal Income Fund	$17,000	$18,750
Redwood AlphaFactor® Tactical International Fund	$17,000	$18,750
Redwood Systematic Macro Trend Fund	$17,000	$18,750

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2023	2024
Redwood Managed Volatility Fund	$3,200	$3,200
Redwood Managed Municipal Income Fund	$3,200	$3,200
Redwood AlphaFactor® Tactical International Fund	$3,200	$3,200
Redwood Systematic Macro Trend Fund	$3,200	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2023 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2023 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Redwood Managed Volatility Fund
Class N RWDNX Class I RWDIX Class Y RWDYX

Redwood Managed Municipal Income Fund
Class I RWMIX

Redwood AlphaFactor® Tactical International Fund
Class N RWINX Class I RWIIX

Redwood Systematic Macro Trend ("SMarT") Fund
Class N RWSNX Class I RWSIX

Advised by Redwood Investment Management, LLC

Annual Financial Statements

October 31, 2024

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares				Fair Value
	CLOSED END FUND — 9.5%
	REAL ESTATE - 9.5%
560,040	Redwood Real Estate Income Fund, Class I(a)			$14,045,800

	TOTAL CLOSED END FUND (Cost $14,001,000)			14,045,800

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 2.6%
	FIXED INCOME - 2.6%
77,640	SPDR Portfolio High Yield Bond ETF			1,838,515
70,000	VanEck Fallen Angel High Yield Bond ETF			2,020,900
				3,859,415

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,877,804)			3,859,415

Shares				Fair Value
	OPEN END FUNDS — 68.6%
	FIXED INCOME - 68.6%
2,115,076	American High-Income Trust, Class F-3			20,727,748
2,847,634	Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class			20,360,583
1,584,700	Lord Abbett High Yield Fund, Class I			10,205,470
1,546,608	MainStay MacKay High Yield Corporate Bond Fund, Class I			8,073,294
1,231,041	Principal High Income Fund			10,057,603
5,964,065	Vanguard High-Yield Corporate Fund, Admiral Class			32,504,156
				101,928,854

	TOTAL OPEN END FUNDS (Cost $96,546,967)			101,928,854

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8%
	AEROSPACE & DEFENSE — 0.2%
103,000	Bombardier, Inc.(b)	7.8750	04/15/27	103,267
186,000	TransDigm, Inc.	5.5000	11/15/27	184,491
				287,758

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	AUTOMOTIVE — 0.7%
47,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	$46,978
388,000	Ford Motor Company	4.3460	12/08/26	381,832
177,000	Ford Motor Company	4.7500	01/15/43	143,667
165,000	Ford Motor Company	5.2910	12/08/46	144,308
403,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	396,430
				1,113,215
	BIOTECH & PHARMA — 0.3%
99,000	1375209 BC Ltd.(b)	9.0000	01/30/28	98,924
179,000	Bausch Health Companies, Inc.(b)	11.0000	09/30/28	164,903
33,000	Bausch Health Companies, Inc.(b)	14.0000	10/15/30	29,370
127,000	Endo Luxembourg Finance Company I Sarl / Endo US, Inc.(b),(c)	—	04/01/29	80,709
188,000	Par Pharmaceutical, Inc.(b),(c)	—	04/01/27	122,535
				496,441
	CABLE & SATELLITE — 1.5%
398,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	5.0000	02/01/28	385,311
179,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	5.3750	06/01/29	171,029
185,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.7500	03/01/30	168,464
188,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.5000	08/15/30	168,071
192,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.2500	02/01/31	167,183
180,000	DISH DBS Corporation	5.8750	11/15/24	178,774
173,000	DISH DBS Corporation	7.7500	07/01/26	146,480
391,000	DISH DBS Corporation	7.3750	07/01/28	286,900
385,000	Sirius XM Radio, Inc.(b)	5.5000	07/01/29	373,746
192,000	Sirius XM Radio, Inc.(b)	4.1250	07/01/30	172,060
				2,218,018
	COMMERCIAL SUPPORT SERVICES — 0.1%
179,000	Prime Security Services Borrower, LLC / Prime Finance, Inc.(b)	5.7500	04/15/26	179,213

	CONTAINERS & PACKAGING — 0.5%
371,000	Pactiv, LLC B	7.9500	12/15/25	378,747
327,000	Sealed Air Corporation(b)	6.8750	07/15/33	346,717
				725,464
	ELECTRIC UTILITIES — 0.9%
414,000	Calpine Corporation(b)	5.1250	03/15/28	404,958

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	ELECTRIC UTILITIES — 0.9% (Continued)
177,000	FirstEnergy Corporation	3.9000	07/15/27	$172,969
403,000	PG&E Corporation	5.0000	07/01/28	394,253
403,000	Vistra Operations Company, LLC(b)	5.5000	09/01/26	402,022
				1,374,202
	ELECTRICAL EQUIPMENT — 0.3%
375,000	WESCO Distribution, Inc.(b)	7.2500	06/15/28	384,134

	ENTERTAINMENT CONTENT — 0.1%
725,000	Diamond Sports Group, LLC / Diamond Sports Finance Company(b),(c)	5.3750	08/15/26	5,981
370,000	Liberty Interactive, LLC	8.5000	07/15/29	198,272
				204,253
	FOOD — 1.0%
185,000	Kraft Heinz Foods Company	3.0000	06/01/26	180,188
177,000	Kraft Heinz Foods Company	3.8750	05/15/27	173,623
135,000	Kraft Heinz Foods Company	6.3750	07/15/28	142,140
125,000	Kraft Heinz Foods Company(b)	7.1250	08/01/39	142,493
156,000	Kraft Heinz Foods Company	5.0000	06/04/42	145,337
150,000	Kraft Heinz Foods Company	5.2000	07/15/45	140,754
165,000	Kraft Heinz Foods Company	4.3750	06/01/46	138,464
154,000	Kraft Heinz Foods Company	4.8750	10/01/49	137,861
192,000	Post Holdings, Inc.(b)	4.6250	04/15/30	179,670
195,000	Post Holdings, Inc.(b)	4.5000	09/15/31	177,652
				1,558,182
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
415,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	389,305

	HEALTH CARE FACILITIES & SERVICES — 1.9%
179,000	Centene Corporation	4.6250	12/15/29	171,205
186,000	Centene Corporation	3.3750	02/15/30	166,934
188,000	Centene Corporation	3.0000	10/15/30	162,999
195,000	Centene Corporation	2.5000	03/01/31	163,246
188,000	CHS/Community Health Systems, Inc.(b)	6.8750	04/15/29	158,964
408,000	DaVita, Inc.(b)	4.6250	06/01/30	375,852
203,000	DaVita, Inc.(b)	3.7500	02/15/31	176,710

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.9% (Continued)
173,000	HCA, Inc.	5.3750	02/01/25	$173,021
364,000	HCA, Inc.	5.8750	02/15/26	366,599
163,000	HCA, Inc.	5.6250	09/01/28	166,421
183,000	HCA, Inc.	3.5000	09/01/30	167,858
183,000	Tenet Healthcare Corporation	6.1250	10/01/28	183,292
364,000	Tenet Healthcare Corporation	6.8750	11/15/31	390,674
				2,823,775
	HOME & OFFICE PRODUCTS — 0.1%
177,000	Newell Brands, Inc.	5.7000	04/01/26	177,518

	INSURANCE — 0.0%(d)
42,000	MBIA, Inc.	6.6250	10/01/28	40,698

	INTERNET MEDIA & SERVICES — 0.5%
168,000	Netflix, Inc.	4.8750	04/15/28	169,022
157,000	Netflix, Inc.	5.8750	11/15/28	164,054
354,000	Netflix, Inc.(b)	4.8750	06/15/30	356,148
				689,224
	LEISURE FACILITIES & SERVICES — 0.9%
197,000	1011778 BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	177,950
183,000	Carnival Corporation(b)	7.6250	03/01/26	184,398
188,000	Carnival Corporation(b)	5.7500	03/01/27	188,666
135,000	Carnival Corporation	6.6500	01/15/28	137,693
195,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	171,286
189,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	188,881
188,000	Royal Caribbean Cruises Ltd.(b)	5.5000	04/01/28	188,105
				1,236,979
	METALS & MINING — 0.3%
189,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	172,619
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	148,027
185,000	Novelis Corporation(b)	4.7500	01/30/30	173,720
				494,366
	OIL & GAS PRODUCERS — 2.6%
204,000	Apache Corporation	4.8750	11/15/27	202,776

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	OIL & GAS PRODUCERS — 2.6% (Continued)
171,000	Apache Corporation	5.1000	09/01/40	$147,756
185,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	171,037
39,000	Cheniere Energy, Inc.(b)	4.6250	10/15/28	38,246
137,000	Cheniere Energy, Inc.	4.6250	10/15/28	134,353
179,000	Comstock Resources, Inc.(b)	6.7500	03/01/29	171,564
160,000	Continental Resources Inc/OK(b)	5.7500	01/15/31	160,259
180,000	EQT Corporation	3.9000	10/01/27	175,292
375,000	Murphy Oil Corporation	7.0500	05/01/29	393,561
415,000	New Fortress Energy, Inc.(b)	6.7500	09/15/25	414,465
197,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	182,638
379,000	Occidental Petroleum Corporation	5.5500	03/15/26	381,550
189,000	Occidental Petroleum Corporation	3.5000	08/15/29	173,278
143,000	Occidental Petroleum Corporation	8.8750	07/15/30	164,436
156,000	Occidental Petroleum Corporation	6.6250	09/01/30	163,846
160,000	Occidental Petroleum Corporation	6.1250	01/01/31	164,730
150,000	Occidental Petroleum Corporation	6.4500	09/15/36	155,189
304,000	Ovintiv, Inc.	8.1250	09/15/30	343,954
175,000	Western Midstream Operating, L.P.	4.0500	02/01/30	164,508
				3,903,438
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
449,000	Transocean, Inc.(b)	8.0000	02/01/27	448,053

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
402,000	Iron Mountain, Inc.(b)	4.8750	09/15/27	395,380
185,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	179,284
189,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	134,021
186,000	SBA Communications Corporation	3.8750	02/15/27	180,153
200,000	SBA Communications Corporation	3.1250	02/01/29	182,136
				1,070,974
	RETAIL - CONSUMER STAPLES — 0.5%
195,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons, LLC(b)	3.5000	03/15/29	180,354
294,000	New Albertsons, L.P.	8.0000	05/01/31	316,370
236,000	Rite Aid Corporation B(c)	7.7000	02/15/27	5,515

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	RETAIL - CONSUMER STAPLES — 0.5% (Continued)
226,000	Safeway, Inc.	7.2500	02/01/31	$231,197
				733,436
	RETAIL - DISCRETIONARY — 0.3%
189,000	Michaels Companies, Inc. (The)(b)	7.8750	05/01/29	100,564
371,663	Staples, Inc.(b)	12.7500	01/15/30	295,970
				396,534
	SEMICONDUCTORS — 0.3%
388,000	Amkor Technology, Inc.(b)	6.6250	09/15/27	389,874

	SPECIALTY FINANCE — 0.1%
168,000	OneMain Finance Corporation	7.1250	03/15/26	172,217

	STEEL — 0.3%
392,000	United States Steel Corporation	6.6500	06/01/37	398,278

	TECHNOLOGY HARDWARE — 0.5%
324,000	Dell, Inc.	7.1000	04/15/28	348,754
186,000	Imola Merger Corporation(b)	4.7500	05/15/29	178,033
175,000	Western Digital Corporation	4.7500	02/15/26	173,068
				699,855
	TECHNOLOGY SERVICES — 0.4%
356,000	Sabre GLBL, Inc.(b)	8.6250	06/01/27	344,141
379,000	Unisys Corporation(b)	6.8750	11/01/27	370,884
				715,025
	TELECOMMUNICATIONS — 1.7%
173,000	Embarq Corporation	7.9950	06/01/36	74,383
406,000	Frontier Communications Holdings, LLC(b)	5.0000	05/01/28	399,778
152,000	Sprint Capital Corporation	6.8750	11/15/28	163,226
128,000	Sprint Capital Corporation	8.7500	03/15/32	154,929
165,000	Sprint, LLC	7.6250	02/15/25	165,052
341,000	Sprint, LLC	7.6250	03/01/26	349,853
157,000	Telecom Italia Capital S.A.	7.2000	07/18/36	159,331
152,000	Telecom Italia Capital S.A.	7.7210	06/04/38	158,434
185,000	T-Mobile USA, Inc.	3.5000	04/15/31	169,836

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	TELECOMMUNICATIONS — 1.7% (Continued)
160,000	Vodafone Group plc(e)	USSW5 + 4.873%	7.0000	04/04/79	$167,831
180,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(b)		7.7500	08/15/28	181,144
197,000	Zayo Group Holdings, Inc.(b)		4.0000	03/01/27	175,656
					2,319,453
	TRANSPORTATION & LOGISTICS — 0.5%
91,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.5000	04/20/26	91,276
179,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.7500	04/20/29	177,393
163,000	Delta Air Lines, Inc.		7.3750	01/15/26	167,117
186,000	United Airlines, Inc.(b)		4.3750	04/15/26	182,711
186,000	United Airlines, Inc.(b)		4.6250	04/15/29	178,118
					796,615
	TOTAL CORPORATE BONDS (Cost $27,796,061)				26,436,497

	TOTAL INVESTMENTS - 98.5% (Cost $142,221,832)				$146,270,566
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%				2,261,648
	NET ASSETS - 100.0%				$148,532,214

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

USSW5	USD 5 Years Interest Rate Swap

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2024 was $14,045,800 representing 9.5% of net assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $12,566,801 or 8.5% of net assets.

(c)	Represents issuer in default on interest payments; non-income producing security and fair valued by Redwood Investment Management, LLC (the “Adviser”).

(d)	Percentage rounds to less than 0.1%.

(e)	Variable rate security; the rate shown represents the rate on October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

CREDIT DEFAULT SWAP
				Pay/Receive			Premiums Paid	Unrealized
Reference Entity(f)	Counterparty	Fixed Rate	Expiration Date	Fixed Rate	Notional Amount	Value	(Received)	Appreciation
To Sell Protection - CDX HY CDSI S42 5Y PRC, pays Quarterly	BNP Paribas	5.00%	6/20/2029	Pay	$22,000,000	$1,619,398	$1,365,857	$253,541

(f)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS(g)
						Value/Unrealized
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Depreciation
Invesco High Yield Municipal Fund	Barclays	12,752	$112,222	SOFR + 175 bps	4/20/2026	$(2,500)
Nuveen High Yield Municipal Bond Fund	Barclays	7,385	111,582	SOFR + 175 bps	4/20/2026	(2,455)
TOTAL						$(4,955)

SOFR	- Secured Overnight Financing Rate

(g)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	CLOSED END FUND — 13.2%
	REAL ESTATE - 13.2%
712,425	Redwood Real Estate Income Fund, Class I(a)	$17,867,628

	TOTAL CLOSED END FUND (Cost $17,810,638)	17,867,628

	OPEN END FUNDS — 0.0%(b)
	FIXED INCOME - 0.0%(b)
125	American Century High-Yield Municipal Fund, Class I	1,113
126	BlackRock High Yield Municipal Fund, Institutional Class	1,146
108	Goldman Sachs High Yield Municipal Fund, Institutional Class	1,004
117	Invesco High Yield Municipal Fund, Class Y	1,009
147	Invesco Rochester Municipal Opportunities Fund, Class Y	1,007
92	Lord Abbett High Yield Municipal Bond Fund, Class I	1,007
753	MainStay MacKay High Yield Municipal Bond Fund, Class I	9,002
100	MFS Municipal High Income Fund, Class I	755
153	Northern High Yield Municipal Fund, USD Class	1,141
68	Nuveen High Yield Municipal Bond Fund, Class I	1,010
105	Nuveen Short Duration High Yield Municipal Bond, Class I	1,011
118	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,011
177	Pioneer High Income Municipal Fund, Class Y	1,087
85	Western Asset Municipal High Income Fund, Class I	1,093
		22,396

	TOTAL OPEN END FUNDS (Cost $21,877)	22,396

	SHORT-TERM INVESTMENTS — 84.7%
	MONEY MARKET FUNDS - 84.7%
38,300,434	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.65%(c)	38,304,264
38,304,216	JPMorgan Municipal Money Market Fund, Agency Class, 3.61%(c)	38,304,216
38,304,150	JPMorgan Tax Free Money Market Fund, Agency Class, 3.46%(c)	38,304,150
	TOTAL MONEY MARKET FUNDS (Cost $114,912,630)	114,912,630

	TOTAL SHORT-TERM INVESTMENTS (Cost $114,912,630)	114,912,630

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	TOTAL INVESTMENTS - 97.9% (Cost $132,745,145)	$132,802,654
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	2,840,870
	NET ASSETS - 100.0%	$135,643,524

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2024 was $17,867,628 representing 13.2% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

TOTAL RETURN SWAPS(d)
						Value/Unrealized
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Depreciation
Invesco High Yield Municipal Fund	Barclays	15,421	$135,707	SOFR + 175 bps	7/31/2025	$(2,776)
Nuveen High Yield Municipal Bond Fund	Barclays	10,189	153,951	SOFR + 175 bps	4/20/2026	(3,158)
TOTAL						$(5,934)

SOFR	- Secured Overnight Financing Rate

(d)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	CLOSED END FUND — 12.1%
	United States - 12.1%
951,293	Redwood Real Estate Income Fund, Class I(a)	$23,858,439

	TOTAL CLOSED END FUND (Cost $23,782,338)	23,858,439

Shares		Fair Value
	COMMON STOCKS — 64.8%
	Brazil - 2.0%
1,065,043	B3 S.A. Brasil, Bolsa, Balcao	1,958,281
332,787	BB Seguridade Participacoes S.A.	1,973,247
		3,931,528
	Canada - 9.9%
58,309	Canadian Natural Resources Ltd.	1,982,929
18,175	Canadian Tire Corp Ltd.	1,934,133
119,487	Cenovus Energy, Inc.	1,921,438
17,689	CGI, Inc.(b)	1,959,530
12,336	George Weston Ltd.	1,956,696
41,173	Gildan Activewear, Inc.	2,014,959
66,483	Manulife Financial Corporation	1,941,942
109,215	MEG Energy Corporation	1,996,282
33,051	Metro, Inc.	1,962,860
52,308	Suncor Energy, Inc.	1,974,581
		19,645,350
	Cayman Islands - 1.0%
24	Alibaba Group Holding Ltd.	292
99,250	JD.com, Inc.	1,985,275
18	Li Auto, Inc.(b)	249
		1,985,816
	China - 6.7%
856,800	37 Interactive Entertainment Network Technology Group Company	1,965,684
3,178,000	Aluminum Corp of China Ltd., H Shares	2,023,574
990,000	CNPC Capital Company Ltd.	1,228,129
5,430,000	Guangzhou Automobile Group Company Ltd.	1,906,876
323,254	Ping An Insurance Group Company of China Ltd., H Shares	2,002,166
129,400	Seres Group Company Ltd.(b)	2,121,550

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 64.8% (Continued)
	China - 6.7% (Continued)
607,900	Yunnan Yuntianhua Company Ltd., Class A	$1,966,009
		13,213,988
	Germany - 3.0%
8,319	adidas A.G.	1,985,195
48,011	Porsche Automobil Holding S.E.	1,991,146
64,414	Zalando S.E.(b)	1,935,082
		5,911,423
	Indonesia - 3.0%
8,590,100	Adaro Energy Tbk P.T.	1,981,404
6,013,000	Astra International Tbk P.T.	1,954,014
1,183,200	United Tractors Tbk P.T.	2,069,508
		6,004,926
	Italy - 2.0%
131,113	Eni SpA	1,998,211
7,776,746	Telecom Italia SpA(b)	1,968,293
		3,966,504
	Japan - 6.1%
138,600	Denso Corporation	2,022,346
124,900	Japan Airlines Company Ltd.	2,018,500
62,800	KDDI Corporation	1,974,841
129,000	Marubeni Corporation	1,972,265
182,500	Ricoh Company Ltd.	2,008,887
138,100	Shionogi & Company Ltd.	1,989,601
		11,986,440
	Korea (Republic Of) - 7.0%
24,752	DB Insurance Company Ltd.	1,968,232
22,613	Hyundai Glovis Company Ltd.	2,008,721
11,056	Hyundai Mobis Company Ltd.	2,006,847
29,260	KB Financial Group, Inc.	1,922,241
29,198	Kia Corporation	1,952,155

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 64.8% (Continued)
	Korea (Republic Of) - 7.0% (Continued)
14,708	Korea Shipbuilding & Offshore Engineering Company(b)	$1,962,451
61,951	KT Corporation	1,998,885
		13,819,532
	Mexico - 2.0%
2,510,570	America Movil S.A.B. de C.V.	1,983,019
74,781	Grupo Aeroportuario del Sureste S.A.B. de C.V.	1,999,428
		3,982,447
	Netherlands - 1.0%
60,366	Koninklijke Ahold Delhaize N.V.	1,990,095

	Norway - 2.0%
158,784	Telenor ASA	1,949,912
65,212	Yara International ASA	1,960,856
		3,910,768
	Singapore - 1.3%
294,248	Singapore Exchange Ltd.	2,529,301

	Spain - 2.0%
27,364	Amadeus IT Group S.A.	1,982,208
422,704	Telefonica S.A.	1,983,408
		3,965,616
	Sweden - 3.0%
21,134	Evolution A.B.	1,993,568
170,571	Securitas A.B., Class B	2,001,236
234,624	Telefonaktiebolaget LM Ericsson, Class B	1,959,513
		5,954,317
	Switzerland - 3.0%
23,948	Logitech International S.A.	1,962,501
18,098	Novartis AG	1,966,011
28,406	Temenos A.G.	1,896,669
		5,825,181
	Taiwan Province Of China - 7.7%
188,544	Asustek Computer, Inc.	3,392,990
593,911	Evergreen Marine Corp Taiwan Ltd.	3,819,752

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 64.8% (Continued)
	Taiwan Province Of China - 7.7% (Continued)
144,536	Novatek Microelectronics Corporation	$2,275,338
317,137	Quanta Computer, Inc.	3,012,365
966,424	Uni-President Enterprises Corporation	2,713,077
		15,213,522
	Thailand - 0.0%(c)
56	PTT Oil & Retail Business PCL	26
44	PTT PCL	43
		69
	United Kingdom - 2.1%
410,978	BP PLC	1,995,654
61,725	Shell plc	2,051,903
		4,047,557

	TOTAL COMMON STOCKS (Cost $119,895,234)	131,822,176

	TOTAL INVESTMENTS - 76.9% (Cost $143,677,572)	$151,742,819
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.1%	45,530,969
	NET ASSETS - 100.0%	$197,273,788

A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

ASA	- Aksjeselskap

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

S.A.	- Société Anonyme

S.E.	- Societas Europea

SpA	- Società per azioni

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2024 was $23,858,439 representing 12.1% of net assets.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

TOTAL RETURN SWAPS(d)
						Value/Unrealized
Security	Counterparty	Number of Shares	Notional Value Currency	Interest Rate Payable	Termination Date	Depreciation
Etihad Etisalat Company	Societe Generale	166,582	$2,298,012 SAR	OBFR + 135 bps	2/27/2026	$(12,664)
iShares MSCI EAFE ETF	JP Morgan	935,358	73,822,943 USD	SOFR + 175 bps	2/27/2026	276,118
Hellenic Telecommunications	JP Morgan	116,478	1,778,957 EUR	ESTRON +125 bps	12/2/2025	(13,621)
Organization S.A. OPAP S.A.	JP Morgan	118,204	1,863,380 EUR	ESTRON + 125 bps	12/2/2025	(11,425)
Press Metal Aluminum Holding	Barclays	1,854,000	1,899,672 MYR	OBFR + 90 bps	11/1/2024	50,080
Recordati Industria Chimica e Farmaceutica SpA	Societe Generale	5,500	286,550 EUR	ESTRON + 45 bps	2/27/2026	(8,032)
SABIC Agri-Nutrients Company	Societe Generale	58,718	1,779,541 SAR	OBFR + 135 bps	2/27/2026	(10,280)
Saudi Telecom Company	Societe Generale	203,849	2,288,235 SAR	OBFR + 135 bps	2/27/2026	(13,134)
TOTAL						$257,042

OBFR	- Overnight Bank Funding Rate

ESTRON	- Euro Short Term Rate

SOFR	- Secured Overnight Financing Rate

(d)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 11.6%
	REAL ESTATE - 11.6%
1,140,478	Redwood Real Estate Income Fund, Class I(a)	$28,603,187

	TOTAL CLOSED END FUNDS (Cost $28,511,952)	28,603,187

	COMMON STOCKS — 37.3%
	ADVERTISING & MARKETING - 1.4%
55,087	Interpublic Group of Companies, Inc. (The)	1,619,558
17,966	Omnicom Group, Inc.	1,814,566
		3,434,124
	APPAREL & TEXTILE PRODUCTS - 0.8%
43,955	Tapestry, Inc.	2,085,665

	ASSET MANAGEMENT - 0.8%
89,501	Franklin Resources, Inc.	1,858,936

	AUTOMOTIVE - 0.7%
160,714	Ford Motor Company	1,653,747

	BIOTECH & PHARMA - 3.1%
35,587	Bristol-Myers Squibb Company	1,984,687
22,648	Gilead Sciences, Inc.	2,011,595
61,965	Pfizer, Inc.	1,753,610
148,645	Viatris, Inc.	1,724,282
		7,474,174
	CABLE & SATELLITE - 0.8%
45,441	Comcast Corporation, Class A	1,984,408

	CHEMICALS - 2.9%
33,724	Dow, Inc.	1,665,291
17,659	Eastman Chemical Company	1,855,784
27,646	FMC Corporation	1,796,714
62,729	Mosaic Company (The)	1,678,628
		6,996,417

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	CONTAINERS & PACKAGING - 0.8%
37,458	International Paper Company	$2,080,417

	ELECTRIC UTILITIES - 3.7%
32,199	Dominion Energy, Inc.	1,916,806
30,390	Evergy, Inc.	1,836,772
26,685	Eversource Energy	1,757,207
47,092	Exelon Corporation	1,850,716
20,533	Pinnacle West Capital Corporation	1,803,003
		9,164,504
	FOOD - 1.4%
57,394	Conagra Brands, Inc.	1,660,982
50,489	Kraft Heinz Company (The)	1,689,362
		3,350,344
	HEALTH CARE FACILITIES & SERVICES - 0.7%
31,243	CVS Health Corporation	1,763,980

	HEALTH CARE REIT - 0.7%
80,556	Healthpeak Properties, Inc.	1,808,482

	INFRASTRUCTURE REIT - 0.7%
16,006	Crown Castle, Inc.	1,720,485

	LEISURE FACILITIES & SERVICES - 0.7%
11,315	Darden Restaurants, Inc.	1,810,626

	LEISURE PRODUCTS - 0.7%
26,475	Hasbro, Inc.	1,737,554

	MACHINERY - 1.5%
6,364	Snap-on, Inc.	2,100,947
17,701	Stanley Black & Decker, Inc.	1,645,131
		3,746,078

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.1%
4,987	Solventum Corporation(b)	$361,956

	OFFICE REIT - 0.8%
23,836	BXP, Inc.	1,920,228

	OIL & GAS PRODUCERS - 3.8%
12,186	Chevron Corporation	1,813,521
9,225	Diamondback Energy, Inc.	1,630,703
83,229	Kinder Morgan, Inc.	2,039,943
19,425	ONEOK, Inc.	1,881,894
39,218	Williams Companies, Inc. (The)	2,053,846
		9,419,907
	RETAIL - CONSUMER STAPLES - 0.7%
194,170	Walgreens Boots Alliance, Inc.	1,836,848

	RETAIL - DISCRETIONARY - 0.7%
17,958	Best Buy Company, Inc.	1,623,942

	RETAIL REIT - 0.7%
28,862	Realty Income Corporation	1,713,537

	SEMICONDUCTORS - 0.6%
16,410	Skyworks Solutions, Inc.	1,437,188

	TECHNOLOGY HARDWARE - 2.3%
35,566	Cisco Systems, Inc.	1,947,950
92,666	Hewlett Packard Enterprise Company	1,806,060
49,677	HP, Inc.	1,764,527
		5,518,537
	TECHNOLOGY SERVICES - 1.5%
8,953	International Business Machines Corporation	1,850,764
13,787	Paychex, Inc.	1,920,943
		3,771,707

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	TELECOMMUNICATIONS - 1.6%
90,089	AT&T, Inc.	$2,030,607
43,094	Verizon Communications, Inc.	1,815,550
		3,846,157
	TOBACCO & CANNABIS - 1.5%
33,380	Altria Group, Inc.	1,817,875
14,545	Philip Morris International, Inc.	1,930,122
		3,747,997
	TRANSPORTATION & LOGISTICS - 1.6%
61,590	Southwest Airlines Company	1,883,422
14,033	United Parcel Service, Inc., B	1,881,264
		3,764,686

	TOTAL COMMON STOCKS (Cost $81,819,829)	91,632,631

	EXCHANGE-TRADED FUNDS — 48.9%
	EQUITY - 47.9%
463,650	iShares Russell 2000 ETF	100,964,424
227,833	Schwab International Small-Cap Equity ETF	8,320,461
68,989	Vanguard FTSE All World ex-US Small-Cap ETF	8,285,579
		117,570,464
	FIXED INCOME - 1.0%
25,496	iShares 20+ Year Treasury Bond ETF	2,357,105

	TOTAL EXCHANGE-TRADED FUNDS (Cost $119,845,160)	119,927,569

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
10,982	Nuveen California High Yield Municipal Bond Fund, Class I	87,750
6,405	Nuveen High Yield Municipal Bond Fund, Class I	94,794
		182,544

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 0.1% (Continued)
	TOTAL OPEN END FUNDS (Cost $225,834)	$182,544

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
2,790,827	Goldman Sachs Financial Square Government Fund, Administration Shares, 4.54%(c) (Cost $2,790,827)	2,790,827

	TOTAL INVESTMENTS - 99.0% (Cost $233,193,602)	$243,136,758
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	2,415,859
	NET ASSETS - 100.0%	$245,552,617

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2024 was $28,603,187 representing 11.6% of net assets.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®		Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund		Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Investments, at Cost	$128,220,832	$114,934,507	$119,895,234		$204,681,650
Affiliated investments, at Cost	14,001,000	17,810,638	23,782,338		28,511,952
Investments, at Fair Value	132,224,766	114,935,026	127,884,380		214,533,571
Affiliated investments, at Fair Value	14,045,800	17,867,628	23,858,439		28,603,187
Cash	141,261	2,580,454	30,987,133		2,351,630
Cash Collateral	—	60,000	16,271,367		—
Unrealized Appreciation on Swap Contracts (Premium paid $1,365,857 on Redwood Managed Volatility Fund)	253,541	—	326,198		—
Deposit at Broker for open Swap Contracts	1,363,244	—	—		—
Receivable for Securities Sold	—	—	75,901,134		—
Receivable for Fund Shares Sold	8,172	8,147	19,193		496,899
Dividends and Interest Receivable	928,180	478,660	426,896		170,100
Recievable from Broker	—	—	1,561,198		—
Prepaid Expenses and Other Assets	10,882	19,123	17,856		35,013
Total Assets	148,975,846	135,949,038	277,253,794		246,190,400

Liabilities:
Due to Broker	—	475	—		—
Payable for Investments Purchased	—	—	79,358,236		—
Distribution (12b-1) Fees Payable	92	—	—		—
Unrealized Depreciation on Swap Contracts	4,955	5,934	69,156		—
Investment Advisory Fees Payable	135,506	51,065	143,112		187,129
Payable for Fund Shares Redeemed	135,576	116,407	249,470		285,006
Payable to Related Parties	87,111	47,949	46,862		49,104
Accrued Expenses and Other Liabilities	80,392	83,684	113,170		116,544
Total Liabilities	443,632	305,514	79,980,006		637,783
Net Assets	$148,532,214	$135,643,524	$197,273,788		$245,552,617

Class I Net Assets	$144,110,203	$135,643,524	$197,273,770		$245,552,472
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	12,545,412	9,631,276	13,463,831		13,125,741
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.49	$14.08	$14.65		$18.71

Class N Net Assets	$426,829		$18		$145
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	36,406		1		8
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.72		$14.64	*	$19.08	*

Class Y Net Assets	$3,995,182
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	342,055
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.68

Net Assets Consist Of:
Paid-in-Capital	$236,987,664	$149,364,467	$209,001,941		$224,117,190
Accumulated Earnings (Deficits)	(88,455,450)	(13,720,943)	(11,728,153)		21,435,427

Net Assets	$148,532,214	$135,643,524	$197,273,788		$245,552,617

*	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS
For The Year Ended October 31, 2024

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $738,776, $0)	$7,315,213	$6,076,036	$5,130,150	$5,847,677
Dividend Income from affiliated investments	1,072,146	1,363,888	1,963,567	2,183,395
Interest Income	1,897,990	449,116	1,267,408	1,161,927
Total Investment Income	10,285,349	7,889,040	8,361,125	9,192,999

Expenses:
Investment Advisory Fees	2,015,156	1,050,241	1,942,338	2,438,875
Distribution (12b-1) Fees - Class N	1,174	—	—	5
Administrative Fees	176,370	126,270	172,332	185,218
Third Party Administrative Servicing Fees	133,800	188,655	330,152	390,064
Transfer Agent Fees	133,120	157,610	106,769	110,652
Legal fees	80,560	73,629	80,114	78,480
Registration Fees	73,310	45,880	56,510	37,686
Fund Accounting Fees	47,101	34,532	44,401	45,081
Printing Expense	36,655	18,286	21,828	24,485
Custody Fees	34,589	21,190	168,281	32,638
Trustees’ Fees	27,570	24,647	27,372	25,222
Audit Fees	24,045	21,100	28,118	20,395
Chief Compliance Officer Fees	13,957	12,686	15,648	16,298
Insurance Expense	8,052	7,008	11,118	8,332
Miscellaneous Expenses	6,590	7,253	12,639	9,417
Total Expenses	2,812,049	1,788,987	3,017,620	3,422,848
Less: Fees Waived by the Adviser	—	(159,764)	(195,219)	—
Less: Affiliated Fees Waived	(175,857)	(125,866)	(233,988)	(287,458)
Net Expenses	2,636,192	1,503,357	2,588,413	3,135,390

Net Investment Income	7,649,157	6,385,683	5,772,712	6,057,609

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments	(2,576,937)	7,901,541	10,667,962	23,436,435
Affiliated Investments	—	9,638	31,339	10,951
Foreign Currency Transactions	—	—	(347,207)	—
Swap Contracts	1,390,066	21,978	9,041,487	3,439,356
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,675,773	5,625	9,237,068	10,092,222
Affiliated Investments	16,800	16,990	16,100	29,236
Foreign Exchange Transactions	—	—	(6,339)	—
Swap Contracts	322,751	3,527	1,034,412	—
Net Realized and Unrealized Gain on Investments	10,828,453	7,959,299	29,674,822	37,008,200

Net Increase in Net Assets Resulting From Operations	$18,477,610	$14,344,982	$35,447,534	$43,065,809

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$7,649,157	$5,166,316
Net Realized Loss	(1,186,871)	(9,717,643)
Net Change in Unrealized Appreciation	12,015,324	236,762
Net Increase (Decrease) in Net Assets Resulting From Operations	18,477,610	(4,314,565)

Distributions to Shareholders From:
Distributable Earnings:
Class I	(10,240,456)	(2,983,085)
Class N	(41,913)	(17,431)
Class Y	(2,899,608)	(2,273,677)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(13,181,977)	(5,274,193)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	72,257,934	79,229,355
Distributions Reinvested	9,889,129	2,843,640
Cost of Shares Redeemed	(65,094,230)	(61,468,897)
Total From Capital Transactions: Class I	17,052,833	20,604,098

Class N Shares:
Proceeds from Shares Issued	500	128,078
Distributions Reinvested	41,495	17,180
Cost of Shares Redeemed	(364,349)	(302,010)
Total From Capital Transactions: Class N	(322,354)	(156,752)

Class Y Shares:
Proceeds from Shares Issued	1,533,160	15,683,777
Distributions Reinvested	2,886,750	2,269,374
Cost of Shares Redeemed	(69,366,420)	(63,371,009)
Total From Capital Transactions: Class Y	(64,946,510)	(45,417,858)

Total Decrease in Net Assets	(42,920,398)	(34,559,270)

Nets Assets:
Beginning of Year	191,452,612	226,011,882
End of Year	$148,532,214	$191,452,612

SHARE ACTIVITY
Class I:
Shares Sold	6,431,115	6,704,579
Shares Reinvested	887,913	244,008
Shares Redeemed	(5,762,948)	(5,241,673)
Net increase in shares of beneficial interest outstanding	1,556,080	1,706,914
Class N:
Shares Sold	43	10,838
Shares Reinvested	3,652	1,452
Shares Redeemed	(31,988)	(24,802)
Net decrease in shares of beneficial interest outstanding	(28,293)	(12,512)
Class Y:
Shares Sold	134,812	1,294,911
Shares Reinvested	255,263	191,411
Shares Redeemed	(6,108,020)	(5,318,530)
Net decrease in shares of beneficial interest outstanding	(5,717,945)	(3,832,208)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$6,385,683	$4,590,967
Net Realized Gain (Loss)	7,933,157	(6,488,229)
Capital Gain Distibutions from underlying investment companies	—	33,521
Net Change in Unrealized Appreciation	26,142	188,636
Net Increase (Decrease) in Net Assets Resulting From Operations	14,344,982	(1,675,105)

Distributions to Shareholders From:
Distributable Earnings:
Class I	(6,256,811)	(3,584,024)
Class N	(1)	(1)
Return of Capital:
Class I	—	(667,218)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(6,256,812)	(4,251,243)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	40,317,690	91,553,763
Distributions Reinvested	6,212,372	4,202,732
Cost of Shares Redeemed	(89,916,637)	(66,670,337)
Total From Capital Transactions: Class I	(43,386,575)	29,086,158

Class N Shares:
Proceeds from Shares Issued	—	21
Distributions Reinvested	1	1
Cost of Shares Redeemed	(40)	—
Total From Capital Transactions: Class N	(39)	22

Total Increase (Decrease) in Net Assets	(35,298,444)	23,159,832

Nets Assets:
Beginning of Year	170,941,968	147,782,136
End of Year	$135,643,524	$170,941,968

SHARE ACTIVITY
Class I:
Shares Sold	2,882,484	6,652,963
Shares Reinvested	440,509	303,134
Shares Redeemed	(6,438,619)	(4,850,852)
Net increase (decrease) in shares of beneficial interest outstanding	(3,115,626)	2,105,245
Class N:
Shares Sold	—	2
Shares Reinvested	0 (a)	—
Shares Redeemed	(3)	—
Net increase (decrease) in shares of beneficial interest outstanding	(3)	2

(a)	Represents less than one share.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$5,772,712	$8,993,554
Net Realized Gain	19,393,581	2,202,349
Net Change in Unrealized Appreciation (Depreciation)	10,281,241	(1,914,807)
Net Increase in Net Assets Resulting From Operations	35,447,534	9,281,096

Distributions to Shareholders From:
Distributable Earnings:
Class I	(14,179,800)	(3,956,471)
Class N	(2)	—
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(14,179,802)	(3,956,471)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	46,555,266	89,154,341
Distributions Reinvested	14,161,790	3,943,819
Cost of Shares Redeemed	(126,481,736)	(71,099,095)
Total From Capital Transactions: Class I	(65,764,680)	21,999,065

Class N Shares:
Proceeds from Shares Issued	—	21
Distributions Reinvested	2	—
Cost of Shares Redeemed	(23)	—
Total From Capital Transactions: Class N	(21)	21

Total Increase (Decrease) in Net Assets	(44,496,969)	27,323,711

Nets Assets:
Beginning of Year	241,770,757	214,447,046
End of Year	$197,273,788	$241,770,757

SHARE ACTIVITY
Class I:
Shares Sold	3,222,581	6,263,579
Shares Reinvested	1,017,370	289,348
Shares Redeemed	(8,840,678)	(4,999,988)
Net increase (decrease) in shares of beneficial interest outstanding	(4,600,727)	1,552,939
Class N:
Shares Sold	—	2
Shares Reinvested	0 (a)	—
Shares Redeemed	(2)	—
Net increase (decrease) in shares of beneficial interest outstanding	(2)	2

(a)	Represents less than one share.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$6,057,609	$5,852,225
Net Realized Gain	26,886,742	2,048,025
Net Change in Unrealized Appreciation (Depreciation)	10,121,458	(6,624,318)
Net Increase in Net Assets Resulting From Operations	43,065,809	1,275,932

Distributions to Shareholders From:
Distributable Earnings:
Class I	(23,121,655)	(1,314,356)
Class N	(243)	—
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(23,121,898)	(1,314,356)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	98,498,814	94,196,911
Distributions Reinvested	23,067,219	1,308,982
Cost of Shares Redeemed	(134,187,463)	(65,429,677)
Total From Capital Transactions: Class I	(12,621,430)	30,076,216

Class N Shares:
Proceeds from Shares Issued	2,081	44
Distributions Reinvested	243	—
Cost of Shares Redeemed	(4,818)	(1)
Total From Capital Transactions: Class N	(2,494)	43

Total Increase in Net Assets	7,319,987	30,037,835

Nets Assets:
Beginning of Year	238,232,630	208,194,795
End of Year	$245,552,617	$238,232,630

SHARE ACTIVITY
Class I:
Shares Sold	5,560,547	5,201,932
Shares Reinvested	1,344,243	76,773
Shares Redeemed	(7,548,053)	(3,623,671)
Net increase (decrease) in shares of beneficial interest outstanding	(643,263)	1,655,034
Class N:
Shares Sold	117	2
Shares Reinvested	14	—
Shares Redeemed	(264)	(0	) (a)
Net increase (decrease) in shares of beneficial interest outstanding	(133)	2

(a)	Represents less than one share.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020

Net Asset Value, Beginning of Year	$11.13	$11.66	$14.27	$14.55	$15.14

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.54	0.26	(0.04)	(0.18)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	0.74	(0.51)	(1.69)	0.68	(0.25)
Total From Operations	1.28	(0.25)	(1.73)	0.50	(0.40)

Less Distributions:
From Paid in Capital	—	—	(0.05)	—	—
From Net Investment Income	(0.92)	(0.28)	(0.83)	(0.78)	(0.19)
Total Distributions	(0.92)	(0.28)	(0.88)	(0.78)	(0.19)

Net Asset Value, End of Year	$11.49	$11.13	$11.66	$14.27	$14.55

Total Return (b)	11.94%	(2.23)%	(12.90)%	3.43%	(2.70)%

Net Assets, End of Year (000’s)	$144,110	$122,330	$108,258	$90,597	$63,012

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.73%	1.64%	1.56%	1.55%	1.55%
Ratio of Net Expenses to Average Net Assets (c)	1.63%	1.64%	1.56%	1.55%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.80%	2.20%	(0.32)%	(1.23)%	(1.05)%
Portfolio Turnover Rate	39%	5%	15%	11%	11066%

	Class N
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020

Net Asset Value, Beginning of Year	$11.35	$11.89	$14.46	$14.74	$15.33

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.51	0.23	(0.08)	(0.22)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	0.76	(0.52)	(1.71)	0.69	(0.25)
Total From Operations	1.27	(0.29)	(1.79)	0.47	(0.44)

Less Distributions:
From Paid in Capital	—	—	(0.05)	—	—
From Net Investment Income	(0.90)	(0.25)	(0.73)	(0.75)	(0.15)
Total Distributions	(0.90)	(0.25)	(0.78)	(0.75)	(0.15)

Net Asset Value, End of Year	$11.72	$11.35	$11.89	$14.46	$14.74

Total Return (b)	11.57%	(2.51)%	(13.08)%	3.12%	(2.97)%

Ratios/Supplemental Data
Net Assets, End of Year (000’s)	$427	$734	$918	$1,657	$3,807

Ratio of Gross Expenses to Average Net Assets (c)(d)	2.00%	1.89%	1.78%	1.82%	1.78%
Ratio of Net Expenses to Average Net Assets (c)	1.88%	1.89%	1.78%	1.82%	1.78%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.48%	1.92%	(0.67)%	(1.55)%	(1.28)%
Portfolio Turnover Rate	39%	5%	15%	11%	11066%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class Y
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020

Net Asset Value, Beginning of Year	$11.29	$11.81	$14.42	$14.68	$15.25

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.51	0.27	(0.04)	(0.17)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	0.80	(0.51)	(1.69)	0.69	(0.24)
Total From Operations	1.31	(0.24)	(1.73)	0.52	(0.38)

Less Distributions:
From Paid in Capital	—	—	(0.05)	—	—
From Net Investment Income	(0.92)	(0.28)	(0.83)	(0.78)	(0.19)
Total Distributions	(0.92)	(0.28)	(0.88)	(0.78)	(0.19)

Net Asset Value, End of Year	$11.68	$11.29	$11.81	$14.42	$14.68

Total Return (b)	12.05%	(2.12)%	(12.76)%	3.54%	(2.68)%

Net Assets, End of Year (000’s)	$3,995	$68,389	$116,836	$175,124	$216,144

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.79%	1.64%	1.53%	1.56%	1.55%
Ratio of Net Expenses to Average Net Assets (c)	1.68%	1.56%	1.43%	1.43%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.53%	2.24%	(0.32)%	(1.14)%	(0.95)%
Portfolio Turnover Rate	39%	5%	15%	11%	11066%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020

Net Asset Value, Beginning of Year	$13.41	$13.89	$16.39	$15.46	$16.27

Activity from Investment Operations:
Net Investment Income (a)	0.60	0.41	0.11	0.34	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.67	(0.52)	(1.73)	0.94	(0.82)
Total From Operations	1.27	(0.11)	(1.62)	1.28	(0.46)

Less Distributions:
From Net Investment Income	(0.60)	(0.31)	—	(0.35)	(0.35)
From Net Realized Gains	—	—	(0.76)	—	—
From Return of Capital	—	(0.06)	(0.12)	—	—
Total Distributions	(0.60)	(0.37)	(0.88)	(0.35)	(0.35)

Net Asset Value, End of Year	$14.08	$13.41	$13.89	$16.39	$15.46

Total Return (b)	9.55%	(0.83)%	(10.36)%	8.30%	(2.85)%

Net Assets, End of Year (000’s)	$135,644	$170,942	$147,782	$153,899	$152,522

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.19%	1.08%	1.01%	1.07%	1.09%
Ratio of Net Expenses to Average Net Assets (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets (c)(e)	4.26%	2.92%	0.76%	2.11%	2.26%
Portfolio Turnover Rate	135%	651%	860%	8%	250%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended,
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020

Net Asset Value, Beginning of Year	$13.38	$12.99	$17.19	$14.49	$14.39

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.39	0.51	0.07	(0.04)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	1.83	0.12	(2.05)	3.68	0.30
Total From Operations	2.22	0.63	(1.98)	3.64	0.23

Less Distributions:
From Net Investment Income	(0.95)	(0.24)	(2.22)	(0.94)	(0.13)
Total Distributions	(0.95)	(0.24)	(2.22)	(0.94)	(0.13)

Net Asset Value, End of Year	$14.65	$13.38	$12.99	$17.19	$14.49

Total Return (b)	16.97%	4.78%	(13.72)%	25.54%	1.63%

Net Assets, End of Year (000’s)	$197,274	$241,771	$214,447	$192,488	$127,599

Ratio of Gross Expenses to Average Net Assets including interest expense (c)(d)	1.40%	1.22%	1.23%	1.24%	1.29%
Ratio of Net Expenses to Average Net Assets including interest expense (c)	1.20%	1.21%	1.20%	1.20%	1.20%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c)(d)	1.40%	1.21%	1.23%	1.24%	1.29%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	2.68%	3.58%	0.49%	(0.24)%	(0.47)%
Portfolio Turnover Rate	49%	373%	413%	63%	230%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class N
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended,
	October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021	October 31, 2020

Net Asset Value, Beginning of Year	$13.38	$13.00	$17.18		$14.66	$14.57

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.56	0.46	(1.78	) (f)	(0.21)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.65	0.16	(0.59)		3.63	0.29
Total From Operations	2.21	0.62	(2.37)		3.42	0.20

Less Distributions:
From Net Investment Income	(0.95)	(0.24)	(1.81)		(0.90)	(0.11)
Total Distributions	(0.95)	(0.24)	(1.81)		(0.90)	(0.11)

Net Asset Value, End of Year	$14.64	$13.38	$13.00		$17.18	$14.66

Total Return (b)	16.89%	4.70%	(15.58)%		22.46%	1.36%

Net Assets, End of Year (000’s)	$18 (g)	$36 (g)	$15	(g)	$18 (g)	$9

Ratio of Gross Expenses to Average Net Assets including overdraft expense (c)(d)	1.65%	1.47%	1.48%		1.49%	1.54%
Ratio of Net Expenses to Average Net Assets including overdraft expense (c)	1.45%	1.46%	1.45%		1.45%	1.45%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c)(d)	1.65%	1.46%	1.48%		1.49%	1.54%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c)	1.45%	1.45%	1.45%		1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	2.43%	3.27%	0.24%		(0.71)%	(0.60)%
Portfolio Turnover Rate	49%	373%	413%		63%	230%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g)	Amount is actual, not presented in thousands.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020

Net Asset Value, Beginning of Year	$17.30	$17.19	$20.09	$15.81	$14.74

Activity from Investment Operations:
Net Investment Income (a)	0.45	0.45	0.10	0.18	0.12
Net Realized and Unrealized Gain (Loss) on Investments	2.72	(0.23)	(1.06)	5.41	1.23
Total From Operations	3.17	0.22	(0.96)	5.59	1.35

Less Distributions:
Pain in Capital	—	—	(0.65)	—	—
From Net Realized Gains	(0.89)	—	(0.51)	—	—
From Net Investment Income	(0.87)	(0.11)	(0.78)	(1.31)	(0.28)
Total Distributions	(1.76)	(0.11)	(1.94)	(1.31)	(0.28)

Net Asset Value, End of Year	$18.71	$17.30	$17.19	$20.09	$15.81

Total Return (b)	19.28%	1.27%	(5.30)%	36.79%	9.25%

Net Assets, End of Year (000’s)	$245,552	$238,230	$208,192	$172,256	$88,389

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.40%	1.27%	1.30%	1.34%	1.45%
Ratio of Net Expenses to Average Net Assets (c)	1.29%	1.27%	1.30%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.48%	2.48%	0.57%	0.93%	0.77%
Portfolio Turnover Rate	135%	385%	934%	160%	628%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class N
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020

Net Asset Value, Beginning of Year	$17.55	$17.37	$20.33	$16.00	$14.90

Activity from Investment Operations:
Net Investment Income (a)	0.46	0.40	0.04	0.09	0.32
Net Realized and Unrealized Gain (Loss) on Investments	2.78	(0.22)	(1.06)	5.54	1.02
Total From Operations	3.24	0.18	(1.02)	5.63	1.34

Less Distributions:
Paid in Capital	—	—	(0.65)	—	—
From Net Realized Gains	(0.89)	—	(0.51)	—	—
From Net Investment Income	(0.82)	—	(0.78)	(1.30)	(0.24)
Total Distributions	(1.71)	—	(1.94)	(1.30)	(0.24)

Net Asset Value, End of Year	$19.08	$17.55	$17.37	$20.33	$16.00

Total Return (b)	19.39%	1.04%	(5.59)%	36.55%	9.06%

Net Assets, End of Year	$145	$2,473	$2,407	$21	$177

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.65%	1.52%	1.55%	1.59%	1.70%
Ratio of Net Expenses to Average Net Assets (c)	1.54%	1.52%	1.55%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.23%	2.20%	0.28%	0.97%	2.07%
Portfolio Turnover Rate	135%	385%	934%	160%	628%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Adviser recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund’s investment objective is to seek to generate tax-efficient income, while focusing on managing downside risk. The Tactical International Fund’s investment objective is to seek to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund’s investment objective is to seek to generate capital appreciation while focusing on managing downside risk. The Funds are “fund of funds”, in that the Funds will generally invest in other investment companies.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. The Municipal Income Fund Class N had zero shares outstanding at October 31, 2024. All classes are sold at net asset value (“NAV”). Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Each Fund may fair value a particular bond if the Redwood Investment Management, LLC (the “Adviser”) does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds and certain non-exchange traded closed-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds (such as closed-end funds and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any exchange-traded fund purchased by the Funds will not change.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board)”. The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the Valuation Designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024 for the Funds’ investments measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Closed End Fund	$14,045,800	$—	$—	$14,045,800
Exchange-Traded Funds	3,859,415	—	—	3,859,415
Open End Funds	101,928,854	—	—	101,928,854
Corporate Bonds	—	26,227,272	209,225	26,436,497
Swaps *	—	253,541	—	253,541
Total	$119,834,069	$26,480,813	$209,225	$146,524,107

Liabilities
Swaps *	$—	$4,955	$—	$4,955

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Closed End Fund	$17,867,628	$—	$—	$17,867,628
Open End Funds	22,396	—	—	22,396
Short-Term Investments	114,912,630	—	—	114,912,630
Total	$132,802,654	$—	$—	$132,802,654

Liabilities
Swaps *	$—	$5,934	$—	$5,934

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Closed End Fund	$23,858,439	$—	$—	$23,858,439
Common Stocks	131,822,176	—	—	131,822,176
Swaps*	—	326,198	—	326,198
Total	$155,680,615	$326,198	$—	$156,006,813

Liabilities
Swaps *	$—	$69,156	$—	$69,156

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Closed End Fund	$28,603,187	$—	$—	$28,603,187
Common Stocks	91,632,631	—	—	91,632,631
Exchange-Traded Funds	119,927,569	—	—	119,927,569
Open End Funds	182,544	—	—	182,544
Short-Term Investment	2,790,827	—	—	2,790,827
Total	$243,136,758	$—	$—	$243,136,758

For the year ended October 31, 2024, there were changes into/out of Level 3. Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

*	Net unrealized gain (loss) of swap contracts is reported in the above table.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk and credit risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund invested in during the year ended October 31, 2024 was $211,386, $273,690, $105,317,132, and $45,058,055, respectively.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the year ended October 31, 2024 was $21,908,333. Municipal Income Fund, Tactical International Fund and SMarT Fund did not invest in credit default swaps during the year ended October 31, 2024.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, monthly for the Municipal Income Fund and annually for the Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2021, to October 31, 2023, for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2024, year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	DERIVATIVES

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of October 31, 2024:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Appreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The following table sets forth the fair value of derivative contracts by primary risk exposure as of October 31, 2024:

Managed Volatility Fund

Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Credit Default Swap Contracts:
Credit Risk	$253,541	$—
Total Return Swap Contracts:
Equity Risk	—	(4,955)
Total	$253,541	$(4,955)

Municipal Income Fund

Liability Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$—	$(5,934)
Total	$—	$(5,934)

Tactical International Fund

Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$257,042	$—
Total	$257,042	$—

The following is a summary of the location of derivative investments on the Statements of Operations for the year ended October 31, 2024:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain/(Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2024:

Managed Volatility Fund

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type	Credit Risk	Equity Risk	October 31, 2024
Credit Default Swap Contracts	$320,600	$—	$320,600
Total Return Swap Contracts	—	2,151	2,151
			322,751

Managed Municipal Fund

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
		Total for the Year Ended
Derivative Investment Type	Equity Risk	October 31, 2024
Total Return Swap Contracts	$3,527	$3,527

Tactical International Fund

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
		Total for the Year Ended
Derivative Investment Type	Equity Risk	October 31, 2024
Total Return Swap Contracts	$1,034,412	$1,034,412

Managed Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type	Credit Risk	Equity Risk	October 31, 2024
Credit Default Swap Contracts	$531,638	$—	$531,638
Total Return Swap Contracts	—	858,428	858,428
			1,390,066

Municipal Income Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the Year Ended
Derivative Investment Type	Equity Risk	October 31, 2024
Total Return Swap Contracts	$21,978	$21,978

Tactical International Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the Year Ended
Derivative Investment Type	Equity Risk	October 31, 2024
Total Return Swap Contracts	$9,041,487	$9,041,487

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

SMarT Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the Year Ended
Derivative Investment Type	Equity Risk	October 31, 2024
Total Return Swap Contracts	$3,439,356	$3,439,356

Offsetting of Financial Assets and Derivative Assets – The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2024.

Managed Volatility Fund

Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	& Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$253,541	$(4,955)	$248,586	$—	$—	(1)	$—
Total	$253,541	$(4,955)	$248,586	$—	$—		$—

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(4,955)	$4,955	$—	$—	$—	(1)	$—
Total	$(4,955)	$4,955	$—	$—	$—		$—

Municipal Income Fund

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(5,934)	$—	$5,934	$—	$(5,934	) (1)	$—
Total	$(5,934)	$—	$5,934	$—	$(5,934)		$—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Tactical International Fund

Gross Amounts Not Offset in the Statement of
Assets				Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of		Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Financial Instruments	Pledged	Net Amount
Swap Contracts	$326,198	$(69,156)	$257,042	$—	$—	$—
Total	$326,198	$(69,156)	$257,042	$—	$—	$—

Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Statement of Assets &	the Statement of		Cash Collateral
Description	Recognized Liabilities	Liabilities	Assets & Liabilities	Financial Instruments	Pledged	Net Amount
Swap Contracts	$(69,156)	$69,156	$—	$—	$—	$—
Total	$(69,156)	$69,156	$—	$—	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

The notional value of the derivative instruments outstanding as of October 31, 2024 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended October 31, 2024, as disclosed above and within the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended October 31, 2024 amounted to the following:

	Purchases		Sales
		United States Treasury		United States
Fund	Investments	Notes	Investments	Treasury Notes
Managed Volatility Fund	$155,569,452	$—	$56,229,276	$44,289,007
Municipal Income Fund	171,601,820	—	181,746,931	—
Tactical International Fund	83,322,078	—	115,782,549	—
SMarT Fund	455,819,269	—	280,145,376	7,003,263

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

5.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high-yield fixed income securities (“junk bonds”) risk, Investment Companies risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, money market instrument risk, portfolio turnover risk, rules-based strategy risk, swap risk, swaptions risk, total return swaps risk, underlying funds risk, U.S. government securities risk and valuation risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, real estate investment trusts risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk and volatility risk.

Tactical International Fund: active trading risk, American depositary receipts risk, calculation methodology risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign custody risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index risk, index tracking error risk, investment companies risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, real estate investment trusts risk, rules based strategy risk, underlying funds risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, high yield risk, investment companies risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trust risk, swap risk, U.S. government securities risk, underlying funds risk, valuation risk, and volatility risk.

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When a Fund’s investment in cash or cash equivalent securities increases, a Fund may not participate in market advances or declines to the same extent that it would if a Fund was more fully invested.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by a Fund may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Certain derivatives require a Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. A Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to a Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Fixed Income Securities Risk – When a Fund invests in fixed income securities or derivatives, the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

High Yield Risk – Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the liquidity and value of these securities. If the issuer of a security is in default with respect to interest or principal payments, the underlying investment company or ETF could lose its entire investment. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending on a number of factors and may adversely affect a Fund’s performance.

Index Tracking Error Risk – The Tactical International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Investment Companies Risk – When a Fund invests in other investment companies, including open-end mutual funds, closed-end funds or ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Funds. The risk of owning an investment company generally reflects the risk of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies.

Liquidity Risk – Liquidity risk exists when particular investments of a Fund would be difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil and could have a negative effect on a Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to a Fund’s investment in interval funds, there may not be a secondary market for the shares and limited liquidity is provided only through such fund’s regular repurchase offers. There is no guarantee that a Fund will be able to sell all of the shares it desires in a regular repurchase offer.

Market Capitalization Risk – The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

As inflation increases, the real value of a Fund’s assets can decline as can the value of a Fund’s distributions. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to a Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Money Market Instrument Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal. For example, COVID-19 significantly stressed the financial resources of many municipal issuers ability to meet their financial obligations when due and adversely impacting the value of their bonds.

Quantitative Investing Risk – The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Swap Risk – The Managed Volatility Fund, Municipal Income Fund, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective. See Note 3 to the Financial Statements for further discussion of swaps and credit default swaps.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Credit Default Swaps Risk – Managed Volatility Fund is subject to credit default swaps risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). A Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

Real Estate Investment Trust Risk – There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under the Code.

Taxability Risk – Municipal Income Fund is subject to taxability risk. There is no guarantee that all of the Municipal Income Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund or an underlying fund in which it invests could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. A Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in a Fund’s value. In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. If a Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Total Return Swaps Risk – A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk – The Funds may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in a Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in a Fund’s portfolio may also be more volatile than the market as a whole. This may cause a Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of a Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to investment advisory agreements with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2025 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	N/A
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

During the year ended October 31, 2024 the Adviser waived advisory fees of $0, $159,764, $195,219, and $0 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund and the SMarT Fund, respectively. Amounts previously waived and/or reimbursed subject to recapture will expire on October 31 of the following years:

	Managed Volatility	Municipal Income	Tactical International
Year	Fund	Fund	Fund	SMarT Fund
2025	$148,232	$16,950	$4,521	$552
2026	85,838	128,038	24,321	—
2027	—	159,764	195,219	—
Total	$234,070	$304,752	$224,061	$552

Each Fund is invested in the Redwood Real Estate Income Fund. The Adviser is waiving its investment advisory fee with respect to each Fund on the daily net assets of such Fund that are invested in the Redwood Real Estate Income Fund. For the year ended October 31, 2024 the amount of these voluntary affiliated fee waivers was $175,857, $125,866, $233,988, and $287,458 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund, and the SMarT Fund, respectively. These fee waivers are not recapturable by the Adviser.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Adviser. During the year ended October 31, 2024, Class N paid $1,174, $0, $0, and $5 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the year ended October 31, 2024 there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2024, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax Purposes	Appreciation	Depreciation	App/Dep
Redwood Managed Volatility Fund	$142,477,283	$5,666,065	$(1,624,196)	4,041,869
Redwood Managed Municipal Income Fund	132,748,402	57,624	(9,306)	48,318
Redwood AlphaFactor ® Tactical International Fund	147,318,512	9,429,349	(4,748,000)	4,681,349
Redwood Systematic Macro Trend Fund	240,308,894	14,107,517	(11,279,653)	2,827,864

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

8.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the year ended October 31, 2024:

	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$13,181,977	$—	$—	$—	$13,181,977
Redwood Managed Municipal Income Fund	1,293,332	—	—	4,963,480	6,256,812
Redwood AlphaFactor ® Tactical International Fund	14,179,802	—	—	—	14,179,802
Redwood Systematic Macro Trend Fund	23,121,898	—	—	—	23,121,898

For the year ended October 31, 2023:

	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$5,274,193	$—	—	$—	$5,274,193
Redwood Managed Municipal Income Fund	744,139	—	667,218	2,839,886	4,251,243
Redwood AlphaFactor ® Tactical International Fund	3,956,471	—	—	—	3,956,471
Redwood Systematic Macro Trend Fund	1,314,356	—	—	—	1,314,356

As of October 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$3,288,721	$—	$—	$(95,786,040)	$—	$4,041,869	$(88,455,450)
Redwood Managed Municipal Income Fund	154,376	—	—	(13,923,637)	—	48,318	(13,720,943)
Redwood AlphaFactor ® Tactical International Fund	13,147,998	—	—	(29,529,244)	—	4,653,093	(11,728,153)
Redwood Systematic Macro Trend Fund	18,607,563	—	—	—	—	2,827,864	21,435,427

The difference between book basis and tax basis distributable earnings is primarily attributable to the mark to market treatment of swaps, passive foreign investment companies, adjustments for C-Corporation return of capital distributions and tax deferral of losses on wash sales. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(28,256) for the Tactical International Fund.

At October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$79,202,805	$16,583,235	$95,786,040	$—
Redwood Managed Municipal Income Fund	13,758,193	165,444	13,923,637	7,918,651
Redwood AlphaFactor ® Tactical International Fund	29,529,244	—	29,529,244	12,032,171
Redwood Systematic Macro Trend Fund	—	—	—	—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

During the fiscal year ended October 31, 2024, certain of the Redwood Systematic Macro Trends Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization, resulted in reclassifications for the year ended October 31, 2024, as follows:

Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Redwood Managed Volatility Fund	$—	$—
Redwood Managed Municipal Income Fund	—	—
Redwood AlphaFactor ® Tactical International Fund	—	—
Redwood Systematic Macro Trend Fund	4,549,533	(4,549,533)

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024 the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

			Tactical
	Managed Volatility	Municipal	International
Owner	Fund	Income Fund	Fund	SMarT Fund
National Financial Services (1)		24.9%	53.8%	51.7%
LPL Financial (1)	54.2%	58.5%	35.4%	36.0%

(1)	These owners are comprised of mulitiple investors and accounts.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invests a portion of its assets in the corresponding investment companies. The Fund may redeem its from these investment companies at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage
Fund	Investment	of Net Assets
SMarT Fund	iShares Russell 2000 ETF	41.1%

11.	INVESTMENTS IN AFFILIATED COMPANIES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund, and the SMarT Fund had the following transactions during the year ended October 31, 2024, with affiliates:

Managed Volatility Fund	Year Ended October 31, 2024
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2023	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2024	October 31, 2024
Redwood Real Estate Income Fund	$14,028,000	$1,000	$—	$1,072,146	$—	$16,800	$14,045,800	560,040

Municipal Income Fund	Year Ended October 31, 2024
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2023	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2024	October 31, 2024
Redwood Real Estate Income Fund	$20,040,000	$1,000	$2,200,000	$1,363,888	$9,638	$16,990	$17,867,628	712,425

Tactical International Fund	Year Ended October 31, 2024
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2023	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2024	October 31, 2024
Redwood Real Estate Income Fund	$30,060,000	$1,000	$6,250,000	$1,963,567	$31,339	$16,100	$23,858,439	951,293

SMarT Fund	Year Ended October 31, 2024
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value	Shares
Fund	October 31, 2023	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2024	October 31, 2024
Redwood Real Estate Income Fund	$31,062,000	$1,000	$2,500,000	$2,183,395	$10,951	$29,236	$28,603,187	1,140,478

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund and the SMarT Fund invested a portion of assets in the Redwood Real Estate Income Fund, a non-diversified, closed-end interval fund managed by the Adviser. For the year ended October 31, 2024, the Funds’ waived fees as follows pursuant to that arrangement.

Year Ended
Portfolio	October 31, 2024
Redwood Managed Volatility Fund	$175,857
Redwood Managed Municipal Income Fund	125,866
Redwood AlphaFactor ® Tactical International Fund	233,988
Redwood Systematic Macro Trend Fund	287,458

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

On December 10th, 2024, the Board of Trustees of the Two Roads Shared (the “Trust”) approved an Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC (the “Adviser”) will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganization with respect to each of the Existing Funds is expected to close by the end of the first quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend (“SMarT”) Fund and Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend (“SMarT”) Fund (the “Funds”), each a series of Two Roads Shared Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the three- year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended October 31, 2021, and prior, were audited by other auditors whose report dated December 30, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians and brokers; when replies from brokers were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 30, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 1/8/2025

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer
Date: 1/8/2025